Share Based Compensation - Assumptions used to value stock options (Details) - Options	12 Months Ended
	Dec. 31, 2025 CAD ($) Y	Dec. 31, 2024 CAD ($) Y
Share Based Compensation
Term of awards	7 years
Vesting period	3 years
Annual dividend per share (dollars)	$ 2.31	$ 2.22
Risk-free interest rate	2.75%	3.57%
Expected life | Y	4.4	4.4
Expected volatility	35.00%	45.00%
Weighted average fair value per option (dollars)	$ 12.52	$ 13.09